As filed with the U.S. Securities and Exchange Commission on September 11, 2018

Securities Act File No. 33-19228

Investment Company Act File No. 811-05443

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 118	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 120

(Check appropriate box or boxes)

Calamos Investment Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court Naperville, Illinois	60563 (Zip Code)
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 118 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 11th day of September, 2018.

CALAMOS INVESTMENT TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 118 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title		Date
/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer))		September 11, 2018
John P. Calamos, Sr.		)
)
/s/ John E. Neal*	Trustee	)	September 11, 2018
John E. Neal		)
)
/s/ William Rybak*	Trustee	)	September 11, 2018
William Rybak		)
)
/s/ Stephen B. Timbers*	Trustee	)	September 11, 2018
Stephen B. Timbers		)
)
/s/ David D. Tripple*	Trustee	)	September 11, 2018
David D. Tripple		)
)
/s/ Virginia G. Breen*	Trustee	)	September 11, 2018
Virginia G. Breen		)
)
/s/ Lloyd A. Wennlund*	Trustee	)	September 11, 2018
Lloyd A. Wennlund		)
)
/s/ Curtis E. Holloway	Chief Financial Officer and Treasurer	)	September 11, 2018
Curtis E. Holloway		)
)

*

John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, filed on November 6, 2015 and filed in Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A, filed on August 28, 2018.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact September 11, 2018

EXHIBIT INDEX

Exhibit Number	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Label Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase